GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF IMPAIRMENT OF GOODWILL

Goodwill
December 31, 2019	$8,045,263
Goodwill recognized in connection with UIS acquisition on August 17, 2020	$716,462
December 31, 2020	$8,761,725
Goodwill recognized in connection with Kush acquisition on May 1, 2021	$1,288,552
December 31, 2021	$10,050,277

SCHEDULE OF INTANGIBLE ASSETS AND WEIGHTED-AVERAGE REMAINING AMORTIZATION PERIOD

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2021:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	3.5	$1,777,475	$(609,822)	$1,167,653
Internally developed software	4.7	595,351	(28,443)	566,908
Customer relationships	7.7	4,237,290	(1,048,726)	3,188,564
Purchased software	0.6	562,327	(452,985)	109,342
Video Production Assets	1.0	20,000	-	20,000
Non-competition agreements	2.9	3,504,809	(1,478,376)	2,026,433
		$10,697,252	$(3,618,352)	$7,078,900

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2020:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	2.6	$1,087,760	$(307,163)	$780,597
Customer relationships	7.6	3,686,290	(623,649)	3,062,641
Purchased software	1.6	562,327	(265,543)	296,784
Non-competition agreements	2.6	2,677,010	(834,598)	1,842,412
		$8,013,387	$(2,030,953)	$5,982,434

SCHEDULE OF AMORTIZATION EXPENSE OF ACQUIRED INTANGIBLES ASSETS

The following table reflects expected amortization expense as of December 31, 2021, for each of the following five years and thereafter:

Years ending December 31,	Amortization Expense
2022	$1,725,031
2023	1,586,574
2024	1,217,290
2025	853,046
2026	604,639
Thereafter	1,092,320
Total	$7,078,900